DocumentAndEntityInformation	Sep. 04, 2026
Document Information Line Items
Entity Central Index Key	0001549346
Document Type	8-K
Document Period End Date	Sep. 04, 2026
Entity Registrant Name	Shutterstock, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35669
Entity Tax Identification Number	80-0812659
Entity Address, Address Line One	350 Fifth Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
City Area Code	646
Local Phone Number	710-3417
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	SSTK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false